Securities - Summary of Securities Classified at Fair Value Through Profit or Loss (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Securities	R$ 87,513,004	R$ 58,179,955
Interbank certificate deposits	252,877	194,892	R$ 111,927
Bank deposit certificates
Disclosure of financial assets [line items]
Interbank certificate deposits	252,877	194,892
Gross carrying amount
Disclosure of financial assets [line items]
Securities	87,449,816	58,093,981
Gross carrying amount | Available portfolio
Disclosure of financial assets [line items]
Securities	86,273,732	56,899,391
Gross carrying amount | Brazilian onshore sovereign bonds
Disclosure of financial assets [line items]
Securities	25,262,407	15,577,753
Gross carrying amount | Investment funds
Disclosure of financial assets [line items]
Securities	42,274,069	28,494,662
Gross carrying amount | Stocks issued by public-held company
Disclosure of financial assets [line items]
Securities	5,494,957	4,768,724
Gross carrying amount | Debentures
Disclosure of financial assets [line items]
Securities	5,013,524	4,493,406
Gross carrying amount | Structured transaction certificate
Disclosure of financial assets [line items]
Securities	243,790	235,794
Gross carrying amount | Bank deposit certificates
Disclosure of financial assets [line items]
Securities	525,778	352,770
Gross carrying amount | Agribusiness receivables certificates
Disclosure of financial assets [line items]
Securities	1,998,287	573,374
Gross carrying amount | Certificate of real estate receivable
Disclosure of financial assets [line items]
Securities	1,799,625	568,347
Gross carrying amount | Financial credit bills
Disclosure of financial assets [line items]
Securities	663,589	663,236
Gross carrying amount | Real estate credit bill
Disclosure of financial assets [line items]
Securities	2,299,236	0
Gross carrying amount | Others
Disclosure of financial assets [line items]
Securities	698,470	1,171,325
Gross carrying amount | Investments held in trust accounts
Disclosure of financial assets [line items]
Securities	1,176,084	1,194,590
Gross carrying amount | Us government bonds
Disclosure of financial assets [line items]
Securities	1,176,084	1,194,590
Fair value
Disclosure of financial assets [line items]
Securities	87,513,004	58,179,955
Fair value | Available portfolio
Disclosure of financial assets [line items]
Securities	86,336,920	56,985,365
Fair value | Brazilian onshore sovereign bonds
Disclosure of financial assets [line items]
Securities	25,127,998	15,582,410
Fair value | Investment funds
Disclosure of financial assets [line items]
Securities	42,274,069	28,494,662
Fair value | Stocks issued by public-held company
Disclosure of financial assets [line items]
Securities	5,494,957	4,768,724
Fair value | Debentures
Disclosure of financial assets [line items]
Securities	4,990,882	4,522,150
Fair value | Structured transaction certificate
Disclosure of financial assets [line items]
Securities	285,560	270,225
Fair value | Bank deposit certificates
Disclosure of financial assets [line items]
Securities	541,294	356,313
Fair value | Agribusiness receivables certificates
Disclosure of financial assets [line items]
Securities	1,984,686	579,224
Fair value | Certificate of real estate receivable
Disclosure of financial assets [line items]
Securities	1,803,111	575,717
Fair value | Financial credit bills
Disclosure of financial assets [line items]
Securities	738,028	669,819
Fair value | Real estate credit bill
Disclosure of financial assets [line items]
Securities	2,302,124	0
Fair value | Others
Disclosure of financial assets [line items]
Securities	794,211	1,166,121
Fair value | Investments held in trust accounts
Disclosure of financial assets [line items]
Securities	1,176,084	1,194,590
Fair value | Us government bonds
Disclosure of financial assets [line items]
Securities	1,176,084	1,194,590
Group portfolio
Disclosure of financial assets [line items]
Securities	41,824,379	26,176,796
Group portfolio | Available portfolio
Disclosure of financial assets [line items]
Securities	40,648,295	24,982,206
Group portfolio | Brazilian onshore sovereign bonds
Disclosure of financial assets [line items]
Securities	22,799,302	12,708,187
Group portfolio | Investment funds
Disclosure of financial assets [line items]
Securities	2,389,131	2,184,461
Group portfolio | Stocks issued by public-held company
Disclosure of financial assets [line items]
Securities	5,155,761	4,059,183
Group portfolio | Debentures
Disclosure of financial assets [line items]
Securities	2,768,843	3,091,370
Group portfolio | Structured transaction certificate
Disclosure of financial assets [line items]
Securities	285,560	270,225
Group portfolio | Bank deposit certificates
Disclosure of financial assets [line items]
Securities	523,859	331,605
Group portfolio | Agribusiness receivables certificates
Disclosure of financial assets [line items]
Securities	1,964,977	579,224
Group portfolio | Certificate of real estate receivable
Disclosure of financial assets [line items]
Securities	1,800,671	575,717
Group portfolio | Financial credit bills
Disclosure of financial assets [line items]
Securities	16,981	28,661
Group portfolio | Real estate credit bill
Disclosure of financial assets [line items]
Securities	2,302,124	0
Group portfolio | Others
Disclosure of financial assets [line items]
Securities	641,086	1,153,573
Group portfolio | Investments held in trust accounts
Disclosure of financial assets [line items]
Securities	1,176,084	1,194,590
Group portfolio | Us government bonds
Disclosure of financial assets [line items]
Securities	1,176,084	1,194,590
Retirement plan assets (i)
Disclosure of financial assets [line items]
Securities	45,688,625	32,003,159
Retirement plan assets (i) | Available portfolio
Disclosure of financial assets [line items]
Securities	45,688,625	32,003,159
Retirement plan assets (i) | Brazilian onshore sovereign bonds
Disclosure of financial assets [line items]
Securities	2,328,696	2,874,223
Retirement plan assets (i) | Investment funds
Disclosure of financial assets [line items]
Securities	39,884,938	26,310,201
Retirement plan assets (i) | Stocks issued by public-held company
Disclosure of financial assets [line items]
Securities	339,196	709,541
Retirement plan assets (i) | Debentures
Disclosure of financial assets [line items]
Securities	2,222,039	1,430,780
Retirement plan assets (i) | Structured transaction certificate
Disclosure of financial assets [line items]
Securities	0	0
Retirement plan assets (i) | Bank deposit certificates
Disclosure of financial assets [line items]
Securities	17,435	24,708
Retirement plan assets (i) | Agribusiness receivables certificates
Disclosure of financial assets [line items]
Securities	19,709	0
Retirement plan assets (i) | Certificate of real estate receivable
Disclosure of financial assets [line items]
Securities	2,440	0
Retirement plan assets (i) | Financial credit bills
Disclosure of financial assets [line items]
Securities	721,047	641,158
Retirement plan assets (i) | Real estate credit bill
Disclosure of financial assets [line items]
Securities	0	0
Retirement plan assets (i) | Others
Disclosure of financial assets [line items]
Securities	153,125	12,548
Retirement plan assets (i) | Investments held in trust accounts
Disclosure of financial assets [line items]
Securities	0	0
Retirement plan assets (i) | Us government bonds
Disclosure of financial assets [line items]
Securities	R$ 0	R$ 0